1. COMPANY'S OPERATIONS (Details Narrative) R$ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2020 Exchange rate	Mar. 27, 2020 BRL (R$)	Dec. 31, 2019 USD ($) Number	Dec. 31, 2019 BRL (R$) Number	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
CompanysOperationsLineItems [Line Items]
Sales				R$ 33,446,980	R$ 30,188,421	R$ 28,314,160
Cash and cash equivalents				4,237,785	4,869,562
Revolving credit facility amount				1,400,000
BRF Global GmbH [Member]
CompanysOperationsLineItems [Line Items]
Sales				120,000
Goodwill				19,974
Cash and cash equivalents				43,716
BRF Global GmbH [Member]
CompanysOperationsLineItems [Line Items]
Other operating expenses				79,937	78,889
Sales				634,044
Goodwill				99,327
Cash and cash equivalents				R$ 217,393
BRF Global GmbH [Member] | United States of America, Dollars
CompanysOperationsLineItems [Line Items]
Sales | $			$ 120,000
BRF Global GmbH [Member] | Madeira Island, Portugal [Member]
CompanysOperationsLineItems [Line Items]
Number of direct subsidiaries | Number			62	62
Investments in subsidiaries				R$ 4,133	4,913
BRF Global GmbH [Member] | NETHERLANDS [Member]
CompanysOperationsLineItems [Line Items]
Number of direct subsidiaries | Number			20	20
Investments in subsidiaries				R$ 7,299	736
Qualy 5201 B.V. [Member] | NETHERLANDS [Member]
CompanysOperationsLineItems [Line Items]
Number of direct subsidiaries | Number			133	133
Investments in subsidiaries				R$ 19,467	20,725
Invicta Food Group Ltd. [Member] | Ashford, England [Member]
CompanysOperationsLineItems [Line Items]
Number of direct subsidiaries | Number			120	120
Investments in subsidiaries				R$ 44,837	44,805
Universal Meats (UK) Ltd. [Member] | Ashford, England [Member]
CompanysOperationsLineItems [Line Items]
Number of direct subsidiaries | Number			99	99
Investments in subsidiaries				R$ 41,112	45,052
Golden Foods Siam Europe Limited [Member] | Ashford, England [Member]
CompanysOperationsLineItems [Line Items]
Number of direct subsidiaries | Number			32	32
Investments in subsidiaries				R$ (157)	R$ 44
Events After Reporting Period [Member]
CompanysOperationsLineItems [Line Items]
Settlement amount		R$ 204,436
Events After Reporting Period [Member] | BRF Global GmbH [Member]
CompanysOperationsLineItems [Line Items]
Exchange rate | Exchange rate	5.2837